Feb. 28, 2015
Retail | Fidelity Conservative Income Municipal Bond Fund
Supplement to the
Fidelity® Conservative Income Municipal Bond Fund
February 28, 2015
Prospectus

The following information replaces similar information under the heading "Fee Table" found in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.10%
Total annual operating expenses	0.40%
Fee waiver and/or expense reimbursementA	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.35%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Retail Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.35%. This arrangement will remain in effect through February 28, 2017. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 36
3 years	$ 117
5 years	$ 213
10 years	$ 494